Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Net operating loss carryforwards	$ 27,706
Minimum
Income Taxes [Line Items]
Operating loss carryforward expiration date	Dec. 31, 2015
Maximum
Income Taxes [Line Items]
Operating loss carryforward expiration date	Dec. 31, 2019
High and New Technology Enterprises
Income Taxes [Line Items]
Tax exemption from EIT, period	3 years			3 years
In the case of dividends paid by PRC subsidiaries
Income Taxes [Line Items]
Withholding tax rate	10.00%
In the case of a subsidiary 25% or more directly owned by the resident in Hong Kong
Income Taxes [Line Items]
Withholding tax rate	5.00%
Undistributed Earnings Accumulated After January 1, 2008
Income Taxes [Line Items]
Withholding tax rate	10.00%		10.00%
Beijing Super TV Co Ltd
Income Taxes [Line Items]
Preferential tax rate					15.00%	15.00%
Dividends distributed to holding company	78,578		92,779
Withholding tax imposed	7,858		9,278
Deferred tax liabilities accrued	$ 3,727	8,222
Beijing Super TV Co Ltd | Key Software Enterprise
Income Taxes [Line Items]
Preferential tax rate	10.00%	10.00%	10.00%	10.00%			10.00%
Beijing Super TV Co Ltd | Scenario, Forecast
Income Taxes [Line Items]
Preferential tax rate								15.00%	15.00%
N-S Media Investment Co., Ltd ("N-S Media Investment")
Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Beijing N-S Information Technology Co., Ltd ("N-S Information Technology" , originally named as N-S Investment Holdings Co., Ltd)
Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Beijing Joysee Technology Co., Ltd ("Joysee")
Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Beijing Shibo Movie Technology Co., Ltd.
Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Beijing Xinsi Yijia Technology Co., Ltd. ("Xinsi Yijia")
Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Beijing Dingyuan Technology Co., Ltd. ("Dingyuan")
Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%
N-S Digital TV
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
N-S Digital TV | Scenario, Forecast
Income Taxes [Line Items]
Preferential tax rate								15.00%	15.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")
Income Taxes [Line Items]
Preferential tax rate	15.00%
PRC statutory tax rate		25.00%	25.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") | Scenario, Forecast
Income Taxes [Line Items]
Preferential tax rate								15.00%	15.00%